OPERATING LEASES - LESSEE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Leases - Lessee
Lessee, operating lease, term	5 years		5 years
Operating lease liability, current			$ 87,465
Operating lease liability, noncurrent	$ 217,629	$ 217,629	251,214
Operating lease costs	43,925	$ 29,284	73,208	0
Operating Lease, Liability, Current	$ 88,230